Borrowings and debt (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of short term borrowings [Line Items]
Current prepaid expenses	$ (4,211)	$ (5,133)
Euro Medium Term Note Program [Member]
Disclosure of short term borrowings [Line Items]
Description Of Borrowings Terms	EMTN, which may be used to issue notes for up to $2.3 billion, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies.
Maximum Borrowing Capacity	$ 2,300,000
Euro Medium Term Note Program [Member] | Later than one year [member]
Disclosure of short term borrowings [Line Items]
Current prepaid expenses	$ 4,211	$ 5,133
Certificados Bursatiles Program [Member]
Disclosure of short term borrowings [Line Items]
Description Of Borrowings Terms	Short-and Long-Term Notes Certificados Bursatiles Program (the Mexico Program) in the Mexican local market, registered with the Mexican National Registry of Securities maintained by the National Banking and Securities Commission in Mexico (CNBV, for its acronym in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from one day to 30 years.